Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income from Continuing and Discontinued Operations Before Income Taxes
f.	Income from continuing and discontinued operations before income taxes is comprised of the following:

	Year ended March 31,
	2016	2015	2014
Domestic (Israel)	$290,946	$250,979	$190,233
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	345,638	329,914	253,355
Income from continuing and discontinued operations before taxes	$636,584	$580,893	$443,588

Components of Taxes on Income
g.	Taxes on income are comprised of the following:

	Year ended March 31,
	2016	2015	2014
Current taxes	$66,785	$166,466	$106,561
Prior years' taxes (benefits)	2,540	(20)	(124)
Deferred income taxes (benefits)	25,988	(70,387)	(23,708)
	$95,313	$96,059	$82,729

Domestic	$34,254	$25,881	$16,852
Foreign	61,059	70,178	65,877
	$95,313	$96,059	$82,729

Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate
h.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,
	2016	2015	2014
Statutory tax rate (In Israel)	26.5%	26.5%	25.0%

(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs	(6.0%)	(7.0%)	(5.0%)
Utilization of net operating losses	(5.0%)	0.0%	0.0%
Different tax rates applicable to non-Israeli subsidiaries	(2.5%)	(4.0%)	(2.0%)
Uncertain tax positions, net	1.5%	1.0%	1.0%
Taxes from prior years	0.5%	0.0%	0.0%
Effective consolidated tax rate	15.0%	16.5%	19.0%

Components of Current Taxes
i.	Current taxes are calculated at the following rates:

	Year ended March 31,
	2016	2015	2014
On Israeli operations (not including “Approved Enterprise”)	26.5%	26.5%	25.0%
On U.S. operations *	35.2%	35.5%	35.0%
On Canadian operations *	25.0%	25.0%	25.0%
On U.K. operations *	20.0%	21.0%	23.0%
On Ireland operations *	12.5%	12.5%	12.5%

*

The U.S., Canadian, U.K., and Irish subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence.  The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforward	$11,322	$10,379
Deferred revenue	39,153	34,834
Property, plant, and equipment	908	921
Accrued expenses	141,524	131,524
Bad debt allowance	36	39
Amortization and impairment	5,218	5,406
Other, net	29,885	32,259
Total deferred tax assets	228,046	215,362
Valuation allowance for deferred tax assets	(11,817)	(11,301)
Net deferred tax assets	216,229	204,061
Deferred tax liabilities:
Property, plant, and equipment	(2,203)	(1,901)
Other, net	(312)	(261)
Total deferred tax liabilities	(2,515)	(2,162)
Net deferred tax assets	$213,714	$201,899
Domestic	$18,338	$12,721
Foreign	195,376	189,178
	$213,714	$201,899

Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets

The deferred income taxes are presented on the consolidated balance sheets as follows:

	March 31,
	2016	2015
Among current assets (“other receivables and prepaid expenses”)	$212,222	$199,908
Among other assets ("long-term deferred income tax assets")	4,007	4,153
Among short-term liabilities	(283)	(261)
Among long-term liabilities	(2,232)	(1,901)
	$213,714	$201,899

Schedule of Uncertain Tax Positions

The Company adopted FASB ASC Section 740-10-25, “Income Taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return (see Note 2.m and Note 2.u).

	March 31,
	2016	2015	2014
Unrecognized tax exposure at beginning of year	$8,966	$6,858	$6,634
Increases as a result of positions taken in prior period	6	129	146
Increases (decreases) as a result of positions taken in prior period	4,393	(462)	(1,815)
Increases as a result of positions taken in current period	8,728	2,501	1,893
Decreases due to settlements with tax authorities	—	(60)	—
Unrecognized tax exposure at end of year	$22,093	$8,966	$6,858